Advances to suppliers net	6 Months Ended
Mar. 31, 2026
Advances to suppliers net
Advances to suppliers, net

Note 5 – Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supply and favorable purchase prices. Advances to suppliers consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Advances for raw materials purchase	$19,701,633	$21,446,203
Less: allowance for credit losses	(14,565,884)	-
Advances to suppliers, net	$5,135,749	$21,446,203

The movement of allowance for credit losses was as follows:

	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	-	$1,912,362
Addition	14,341,141	-
Reversal	-	(1,860,686)
Translation adjustments	224,743	(51,676)
Balance as of end of period	$14,565,884	-